Finance leases - Principal balances (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Capital Leases, Future Minimum Payments Due	$ 265,423,083	$ 296,181,882
Less amounts representing interest and deferred finance fees	(45,324,301)	(54,705,784)
Net minimum lease payments	220,098,782	241,476,098
Net finance lease obligations	217,218,782	238,596,098
Current portion of finance lease obligations	18,543,717	26,589,017
Current portion of deferred finance fees	(684,812)	(739,817)
Non-current portion of finance lease obligations	205,036,468	218,985,447
Non-current portion of deferred finance fees	(2,796,591)	(3,358,549)
Total finance lease obligations	220,098,782	241,476,098
Finance Liability [Member]
Lessee, Lease, Description [Line Items]
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
River Hudson LLC [Member]
Lessee, Lease, Description [Line Items]
Capital Leases, Future Minimum Payments Due		10,380,600
Japanese Leases No.1 and 2 [Member]
Lessee, Lease, Description [Line Items]
Capital Leases, Future Minimum Payments Due	32,609,200	36,253,400
Japanese Lease No.3 [Member]
Lessee, Lease, Description [Line Items]
Capital Leases, Future Minimum Payments Due	16,089,500	17,870,500
CMBFL Leases [Member]
Lessee, Lease, Description [Line Items]
Capital Leases, Future Minimum Payments Due	81,784,768	87,496,402
Ocean Yield ASA [Member]
Lessee, Lease, Description [Line Items]
Capital Leases, Future Minimum Payments Due	62,517,180	66,563,040
Japanese Lease No.4 [Member]
Lessee, Lease, Description [Line Items]
Capital Leases, Future Minimum Payments Due	24,501,138	26,061,943
China Huarong Leases [Member]
Lessee, Lease, Description [Line Items]
Capital Leases, Future Minimum Payments Due	$ 47,921,297	$ 51,555,997